Inventories - Components of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 190.3	$ 146.7
Work-in-process	8.1	6.5
Raw materials and supplies	65.3	57.5
Provision for obsolete finished goods and raw materials	(8.0)	(7.8)
Total inventories	$ 255.7	$ 202.9